Notes Payable	12 Months Ended
Jun. 30, 2014
Notes Payable [Abstract]
Notes Payable
Notes Payable

The current bank line of credit with Branch Banking and Trust Company permits borrowings up to $40,000,000, all of which was available as of June 30, 2014 and June 30, 2013. The maximum amount borrowed during 2014 was $691,000. We did not borrow from the bank line of credit during 2013. The bank line of credit extends through June 30, 2015. The interest rate on the used line of credit is the London Interbank Offered Rate plus 1.15%. The annual cost of the unused bank line of credit is 0.125%. Our most restrictive covenants are discussed in Note 10 of the Notes to Consolidated Financial Statements.